Offerings	Feb. 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest
Amount Registered | shares
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note
(1)	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest
Amount Registered | shares
Maximum Aggregate Offering Price	$ 1,000,000
Amount of Registration Fee	$ 153.10
Offering Note
(1)	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest
Amount Registered | shares
Maximum Aggregate Offering Price	$ 249,000,000
Amount of Registration Fee	$ 38,121.90
Offering Note
(1)	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee.